Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Schedule of Receivables and Other Current Assets

A summary of the receivables and other current assets as of December 31, 2020 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019
Sales taxes receivable	23	62
Other current assets (prepaid expenses and amounts receivable)	36	99
	59	161